Sale Leaseback	12 Months Ended
Dec. 31, 2018
Sale Leaseback [Abstract]
SALE LEASEBACK

NOTE 10 – SALE LEASEBACK

(1)	In October 2016, The Company has entered into a sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $3,651,346 (RMB 25,112,500), and subsequently leased back the machinery for 24 months for a total amount of approximately $3,804,092 (RMB 26,163,022). The Company was required to make a security deposit of approximately $730,269 (RMB 5,022,500) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $23,223 (RMB 159,716) was paid by the Company related to this lease. Since the machinery was sold exceeding its carrying value, the Company also recognized a deferred gain of $180,849 (RMB 1,243,810) on this transaction, which will be amortized over 24 months as an income. In addition, unrecognized financing charge of $177,853 (RMB 1,223,203) was recognized for the capital lease, which will be amortized over 24 months as an interest expense. The Company repaid the lease as of December 31, 2018. All deferred gain and unrecognized financing charge were fully amortized as of December 31, 2018.

The lease was fully repaid in June 2018 prior to its maturity:

Total lease payment	$3,804,106
Less: imputed interest and principal	(3,804,106)
Total current portion of sale leaseback obligation as of December 31, 2018	$-

Interest expense incurred for the years ended December 31, 2018, 2017 and 2016 amounted to $39,148, 128,069 and $14,858, respectively.

(2)	In May 2017, the Company has entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $2,573,572 (RMB 17,700,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $2,750,504 (RMB 18,916,864). The Company was required to make a security deposit of approximately $514,714 (RMB 3,540,000) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $15,441 (RMB 106,200) was paid by the Company related to this lease. Since the machinery was sold under its carrying value, the Company also recognized a deferred loss of $241,206 (RMB 1,658,918) on this transaction, which will be amortized over 36 months as an expense. In addition, unrecognized financing charge of $96,954 (RMB 666,811) was recognized for the capital lease, which will be amortized over 36 months as an interest expense.

The minimum payments for the remaining lease term of 17 months from December 31, 2018 to May 18, 2020 are as follows:

Total lease payment	$2,750,504
Less: imputed interest and principal	(1,452,961)
Total sale leaseback obligation as of December 31, 2018	1,297,543
Less: current portion of sale leaseback obligation	(915,912)
Long term payable - sale leaseback as of December 31, 2018	$381,631

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended December 31, 2018
2019	$915,912
2020	381,631
Total	$1,297,543

Interest expense incurred for the years ended December 31, 2018, 2017 and 2016 amounted to $76,700, $64,231 and $0, respectively.

(3)	In February 2018, the Company has entered into another sale leaseback arrangement and sold certain machinery located in China to an unrelated third party for approximately $5,379,784 (RMB 37,000,000), and subsequently leased back the machinery for 36 months for a total amount of approximately $5,784,874 (RMB 39,786,052). The Company was required to make a security deposit of approximately $1,075,957 (RMB 7,400,000) for the leaseback. The leaseback has been accounted for as a capital lease. The title of the machinery will be transferred back to the Company upon the last payment from the Company. A one-time processing fee of $32,279 (RMB 222,000) was paid by the Company related to this lease. Since the machinery was sold under its carrying value, the Company also recognized a deferred gain of $403,158 (RMB 2,772,759) on this transaction, which will be amortized over 36 months as an expense. In addition, unrecognized financing charge of $277,503 (RMB 1,908,556) was recognized for the capital lease, which will be amortized over 36 months as an interest expense.

The minimum payments for the remaining lease term of 26 months from December 31, 2018 to February 18, 2021 are as follows:

Total lease payment	$5,784,874
Less: imputed interest and principal	(1,598,991)
Total sale leaseback obligation as of December 31, 2018	4,185,883
Less: current portion of sale leaseback obligation	(1,931,947)
Long term payable - sale leaseback as of December 31, 2018	$2,253,936

According to the sale leaseback agreement, future obligations for payments of sale leaseback are as below:

Twelve months ended December 31,
2019	$1,931,946
2020	1,931,946
2021	321,991
Total	$4,185,883

Interest expense incurred for the years ended December 31, 2018, 2017 and 2016 amounted to $206,803, $0 and $0, respectively.